Quarterly portfolio holdings
John Hancock
Multi-Asset Absolute Return Fund
Alternative
April 30, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 4-30-25 (unaudited)
	Shares	Value
Common stocks 90.6%		$216,562,487
(Cost $156,927,140)
Brazil 0.4%		899,955
Ambev SA	139,000	356,859
Cia de Saneamento Basico do Estado de Sao Paulo	4,400	88,300
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	3,145	63,938
CPFL Energia SA	12,500	84,117
M Dias Branco SA	42,100	188,202
TIM SA	35,500	118,539
Canada 0.2%		392,330
CGI, Inc.	3,700	392,330
China 2.0%		4,771,696
Alibaba Group Holding, Ltd., ADR	5,607	669,644
Baidu, Inc., ADR (A)	1,827	160,447
BYD Company, Ltd., H Shares	4,500	213,733
China Construction Bank Corp., H Shares	609,000	500,250
China Longyuan Power Group Corp., Ltd., H Shares	324,000	255,953
China Railway Group, Ltd., H Shares	47,000	20,223
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	17,362	98,337
Contemporary Amperex Technology Company, Ltd., Class A	14,400	460,420
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	34,300	140,545
Midea Group Company, Ltd., Class A	12,000	121,663
NetEase, Inc., ADR	2,377	254,482
Ping An Insurance Group Company of China, Ltd., H Shares	71,500	427,930
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	57,600	42,397
Shanghai Tunnel Engineering Company, Ltd., Class A	148,900	121,951
Sinopharm Group Company, Ltd., H Shares	121,600	286,581
Tencent Holdings, Ltd.	10,700	655,385
Tianhe Chemicals Group, Ltd. (A)(B)(C)	4,848,409	0
Vipshop Holdings, Ltd., ADR	5,281	71,927
Wuliangye Yibin Company, Ltd., Class A	4,900	86,843
Yum China Holdings, Inc.	4,225	182,985
Denmark 2.6%		6,310,389
Novo Nordisk A/S, Class B	94,380	6,310,389
France 2.7%		6,375,481
Capgemini SE	2,922	466,504
LVMH Moet Hennessy Louis Vuitton SE	1,099	608,768
Sanofi SA	14,571	1,593,947
Schneider Electric SE	2,230	521,029
Vinci SA	22,676	3,185,233
Germany 1.0%		2,487,646
Deutsche Telekom AG	69,260	2,487,646
Hong Kong 0.1%		161,501
China Metal Recycling Holdings, Ltd. (A)(C)	1,799,400	0
China Resources Land, Ltd.	48,000	161,501
Hungary 0.0%		96,870
Richter Gedeon NYRT	3,194	96,870
India 0.1%		165,433
Indus Towers, Ltd. (A)	34,472	165,433
Indonesia 0.1%		343,199
Telkom Indonesia Persero Tbk PT	2,177,400	343,199
2	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Ireland 1.6%		$3,731,901
Accenture PLC, Class A	10,860	3,248,769
Medtronic PLC	5,700	483,132
Japan 1.5%		3,698,490
FUJIFILM Holdings Corp.	12,700	260,126
Hoya Corp.	13,300	1,564,959
KDDI Corp.	32,700	579,562
Nippon Telegraph & Telephone Corp.	1,237,800	1,293,843
Mexico 0.5%		1,116,152
Arca Continental SAB de CV	20,600	216,951
Coca-Cola Femsa SAB de CV	10,145	95,648
Fomento Economico Mexicano SAB de CV	7,300	76,754
Grupo Financiero Banorte SAB de CV, Series O	32,300	276,956
Kimberly-Clark de Mexico SAB de CV, Class A	255,700	449,843
Netherlands 0.7%		1,747,652
ASML Holding NV	1,202	804,668
Heineken NV	5,655	506,208
Prosus NV (A)	9,316	436,776
Philippines 0.0%		22,481
PLDT, Inc.	965	22,481
South Africa 0.2%		577,016
Naspers, Ltd., N Shares	1,591	418,341
Standard Bank Group, Ltd.	12,706	158,675
South Korea 1.1%		2,709,053
Cheil Worldwide, Inc.	5,877	76,704
DB Insurance Company, Ltd.	1,199	77,246
Hyundai Glovis Company, Ltd.	2,799	224,429
Hyundai Mobis Company, Ltd.	1,492	280,061
LG Corp.	228	10,677
NongShim Company, Ltd.	558	158,139
Samsung Electronics Company, Ltd.	12,141	473,712
Samsung Fire & Marine Insurance Company, Ltd.	2,043	539,000
Samsung SDS Company, Ltd.	3,443	310,272
SK Telecom Company, Ltd.	13,267	506,889
SK Telecom Company, Ltd., ADR	2,405	51,924
Spain 1.3%		2,989,422
Iberdrola SA	165,841	2,989,422
Switzerland 0.9%		2,219,530
Chubb, Ltd.	2,412	690,025
Nestle SA	14,370	1,529,505
Taiwan 1.4%		3,452,790
Hon Hai Precision Industry Company, Ltd.	33,000	147,025
Minth Group, Ltd. (A)	22,000	52,550
Sinbon Electronics Company, Ltd.	8,000	55,738
Taiwan Semiconductor Manufacturing Company, Ltd.	50,000	1,416,728
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	10,683	1,780,749
Thailand 0.2%		381,825
Bangkok Bank PCL	23,200	97,169
Thai Beverage PCL	371,000	142,185
Thai Union Group PCL	441,000	142,471
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	3

	Shares	Value
United Kingdom 3.3%		$7,846,847
Diageo PLC	87,841	2,466,596
Reckitt Benckiser Group PLC	28,756	1,856,090
Rightmove PLC	47,037	464,542
St. James’s Place PLC	135,520	1,708,267
Unilever PLC	21,191	1,351,352
United States 68.7%		164,064,828
Adobe, Inc. (A)	7,840	2,939,843
Advanced Micro Devices, Inc. (A)	9,486	923,462
Akamai Technologies, Inc. (A)	19,172	1,544,880
Alphabet, Inc., Class A	59,457	9,441,772
Amgen, Inc.	4,555	1,325,141
Apple, Inc.	6,044	1,284,350
Automatic Data Processing, Inc.	20,887	6,278,632
AutoZone, Inc. (A)	1,529	5,753,015
Baxter International, Inc.	12,724	396,607
Becton, Dickinson and Company	15,636	3,238,059
Booking Holdings, Inc.	485	2,473,151
Broadcom, Inc.	4,029	775,462
Cadence Design Systems, Inc. (A)	8,517	2,535,852
Centene Corp. (A)	17,413	1,042,168
Cisco Systems, Inc.	88,373	5,101,773
Colgate-Palmolive Company	31,459	2,900,205
Comcast Corp., Class A	58,345	1,995,399
Conagra Brands, Inc.	13,456	332,498
Crown Holdings, Inc.	11,091	1,068,396
CVS Health Corp.	28,278	1,886,425
eBay, Inc.	36,404	2,481,297
Elevance Health, Inc.	5,288	2,224,027
Emerson Electric Company	3,652	383,862
Eversource Energy	15,017	893,211
Fiserv, Inc. (A)	5,774	1,065,707
Fortinet, Inc. (A)	35,617	3,695,620
General Mills, Inc.	8,806	499,652
Global Payments, Inc.	20,153	1,537,875
Globe Life, Inc.	3,774	465,485
Intuit, Inc.	1,104	692,727
Johnson & Johnson	24,228	3,787,079
Kenvue, Inc.	29,748	702,053
Labcorp Holdings, Inc.	12,077	2,910,678
Marsh & McLennan Companies, Inc.	16,343	3,684,856
Mastercard, Inc., Class A	7,852	4,303,367
McDonald’s Corp.	7,700	2,461,305
McKesson Corp.	2,572	1,833,296
Merck & Company, Inc.	8,820	751,464
Meta Platforms, Inc., Class A	3,723	2,043,927
Microsoft Corp.	26,469	10,462,133
Monster Beverage Corp. (A)	58,357	3,508,423
Moody’s Corp.	2,005	908,506
MSCI, Inc.	6,948	3,787,424
NextEra Energy, Inc.	17,273	1,155,218
NIKE, Inc., Class B	41,490	2,340,036
NVIDIA Corp.	8,161	888,896
Oracle Corp.	5,781	813,502
Paychex, Inc.	4,328	636,735
PayPal Holdings, Inc. (A)	42,005	2,765,609
PepsiCo, Inc.	29,160	3,953,513
4	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
Pfizer, Inc.	22,672	$553,424
Qualcomm, Inc.	6,004	891,354
Quest Diagnostics, Inc.	10,441	1,860,795
Ross Stores, Inc.	32,415	4,505,685
S&P Global, Inc.	2,617	1,308,631
Sempra	4,998	371,201
Starbucks Corp.	5,039	403,372
Stryker Corp.	4,867	1,819,869
Synopsys, Inc. (A)	3,175	1,457,357
Sysco Corp.	28,775	2,054,535
Texas Roadhouse, Inc.	21,352	3,543,578
The Cigna Group	9,041	3,074,302
The Coca-Cola Company	75,366	5,467,803
The J.M. Smucker Company	4,552	529,261
The Procter & Gamble Company	18,118	2,945,443
The TJX Companies, Inc.	13,854	1,782,733
UnitedHealth Group, Inc.	2,429	999,388
VeriSign, Inc. (A)	2,364	666,932
Verizon Communications, Inc.	26,033	1,147,014
Visa, Inc., Class A	16,762	5,791,271
W.W. Grainger, Inc.	1,516	1,552,854

Waste Management, Inc.	1,986	463,453
Preferred securities 0.1%		$165,240
(Cost $139,157)
Brazil 0.1%		165,240
Banco Bradesco SA	68,300	165,240

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 6.0%				$14,340,997
(Cost $13,894,356)
U.S. Government 6.0%				14,340,997
U.S. Treasury
Bond	4.500	02-15-36	1,161,100	1,198,745
Note	1.250	08-15-31	903,900	772,058
Note	1.875	02-15-32	1,828,300	1,605,262
Note	2.875	05-15-32	1,318,200	1,231,745
Note	3.375	05-15-33	906,400	865,541
Note	3.875	08-15-34	1,314,800	1,287,888
Note	4.000	02-15-34	2,196,500	2,179,683
Note	4.125	11-15-32	1,429,100	1,443,168
Note	4.250	11-15-34	1,094,800	1,103,182
Note	4.375	05-15-34	237,800	242,352
Note	4.500	11-15-33	1,707,300	1,759,719
Note	4.625	02-15-35	628,100	651,654

Total investments (Cost $170,960,653) 96.7%	$231,068,724
Other assets and liabilities, net 3.3%	7,821,549
Total net assets 100.0%	$238,890,273

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	5

The fund had the following portfolio composition as a percentage of net assets on 4-30-25:
Common stocks	90.6%
Information technology	18.3%
Health care	16.0%
Consumer staples	13.9%
Financials	12.4%
Consumer discretionary	12.0%
Communication services	9.1%
Industrials	5.9%
Utilities	2.5%
Materials	0.4%
Real estate	0.1%
U.S. Government	6.0%
Preferred securities	0.1%
Other assets and liabilities, net	3.3%
TOTAL	100.0%
6	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	824	Long	Jun 2025	$91,668,116	$92,648,500	$980,384
ASX SPI 200 Index Futures	32	Short	Jun 2025	(4,040,055)	(4,158,959)	(118,904)
Euro STOXX 50 Index Futures	195	Short	Jun 2025	(11,774,786)	(11,332,457)	442,329
FTSE 100 Index Futures	65	Short	Jun 2025	(7,478,313)	(7,351,438)	126,875
Mini MSCI Emerging Markets Index Futures	143	Short	Jun 2025	(8,051,475)	(7,930,065)	121,410
Nikkei 225 Mini Index Futures	190	Short	Jun 2025	(4,822,000)	(4,803,154)	18,846
S&P 500 E-Mini Index Futures	164	Short	Jun 2025	(46,289,123)	(45,813,400)	475,723
S&P Mid 400 E-Mini Index Futures	48	Short	Jun 2025	(13,832,119)	(13,717,440)	114,679
						$2,161,342
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	195,000	CAD	175,609	BARC	5/14/2025	—	$(2,540)
AUD	101,461	EUR	59,000	BNP	5/14/2025	—	(1,889)
AUD	309,092	EUR	171,000	BOA	5/14/2025	$4,152	—
AUD	128,746	GBP	62,000	BARC	5/14/2025	—	(152)
AUD	242,000	JPY	22,369,023	BARC	5/14/2025	—	(1,634)
AUD	2,347,000	JPY	215,419,950	BOA	5/14/2025	—	(5,184)
AUD	530,000	JPY	47,458,173	GSI	5/14/2025	7,150	—
AUD	191,000	JPY	17,756,133	JPM	5/14/2025	—	(1,999)
AUD	1,025,000	NOK	6,881,130	BARC	5/14/2025	—	(4,786)
AUD	126,000	NZD	134,380	BARC	5/14/2025	869	—
AUD	328,000	SEK	2,224,728	BARC	5/14/2025	—	(20,218)
AUD	484,918	USD	308,326	BARC	5/14/2025	2,329	—
AUD	988,442	USD	625,376	BNP	5/14/2025	7,852	—
AUD	5,451,217	USD	3,416,047	BOA	5/14/2025	76,183	—
AUD	157,069	USD	98,961	GSI	5/14/2025	1,663	—
CAD	87,224	GBP	48,000	BOA	5/14/2025	—	(662)
CAD	104,000	JPY	11,037,741	GSI	5/13/2025	—	(1,814)
CAD	208,000	NOK	1,573,075	BOA	5/13/2025	—	(243)
CAD	583,899	NZD	704,000	BARC	5/14/2025	5,485	—
CAD	117,000	SEK	825,312	BNP	5/14/2025	—	(529)
CAD	13,620,589	USD	9,646,557	BARC	5/13/2025	239,219	—
CAD	148,431	USD	104,125	BOA	5/13/2025	3,606	—
CAD	491,699	USD	347,167	GSI	5/13/2025	9,707	—
CAD	2,231,067	USD	1,554,455	JPM	5/13/2025	64,847	—
CAD	14,947	USD	10,552	GSI	5/14/2025	297	—
CHF	2,187,905	USD	2,534,266	BARC	5/14/2025	120,580	—
CHF	34,175	USD	38,967	BNP	5/14/2025	2,502	—
CHF	482,569	USD	550,206	BOA	5/14/2025	35,353	—
CHF	2,039,407	USD	2,261,736	GSI	5/14/2025	212,921	—
DKK	2,295,426	USD	340,770	BARC	5/14/2025	7,892	—
DKK	2,897,225	USD	421,037	BNP	5/14/2025	19,034	—
DKK	42,794,653	USD	6,261,519	BOA	5/14/2025	238,738	—
DKK	3,624,443	USD	536,947	GSI	5/14/2025	13,585	—
EUR	6,315,000	CAD	9,966,651	GSI	5/14/2025	—	(74,842)
EUR	767,000	GBP	666,180	BOA	5/14/2025	—	(18,306)
EUR	1,208,000	JPY	195,317,415	BARC	5/14/2025	1,550	—
EUR	601,000	JPY	94,679,268	BOA	5/14/2025	18,241	—
EUR	4,903,000	JPY	783,575,982	GSI	5/14/2025	70,542	—
EUR	244,000	JPY	39,393,009	JPM	5/14/2025	723	—
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	7

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	12,186,546	USD	13,351,010	BARC	5/14/2025	$464,851	—
EUR	3,965,067	USD	4,321,392	BNP	5/14/2025	173,795	—
EUR	16,706,039	USD	18,190,181	BOA	5/14/2025	749,419	—
EUR	5,463,743	USD	5,943,814	GSI	5/14/2025	250,420	—
EUR	9,445,130	USD	9,879,270	JPM	5/14/2025	828,654	—
GBP	151,000	CAD	276,613	BARC	5/14/2025	470	—
GBP	217,000	CAD	403,142	BOA	5/14/2025	—	$(3,408)
GBP	175,328	EUR	208,000	BNP	5/14/2025	—	(2,141)
GBP	711,497	EUR	850,000	BOA	5/14/2025	—	(15,396)
GBP	883,000	JPY	166,740,503	BARC	5/14/2025	9,008	—
GBP	122,000	JPY	22,719,803	BOA	5/14/2025	3,471	—
GBP	189,000	JPY	36,121,560	JPM	5/14/2025	—	(1,097)
GBP	335,000	NOK	4,566,360	BARC	5/14/2025	7,539	—
GBP	200,000	SEK	2,684,635	BOA	5/14/2025	—	(11,414)
GBP	205,000	SEK	2,672,678	GSI	5/14/2025	—	(3,512)
GBP	922,726	USD	1,192,073	BARC	5/14/2025	37,690	—
GBP	128,835	USD	165,510	BNP	5/14/2025	6,195	—
GBP	1,632,832	USD	2,133,889	BOA	5/14/2025	42,269	—
GBP	1,334,136	USD	1,717,231	GSI	5/14/2025	60,839	—
JPY	26,967,042	AUD	290,000	BOA	5/14/2025	3,087	—
JPY	17,881,243	AUD	196,000	GSI	5/14/2025	—	(328)
JPY	129,156,890	EUR	799,000	BARC	5/14/2025	—	(1,241)
JPY	12,222,016	EUR	77,000	BNP	5/14/2025	—	(1,695)
JPY	36,024,490	EUR	222,000	BOA	5/14/2025	626	—
JPY	41,377,730	EUR	256,000	GSI	5/14/2025	—	(427)
JPY	15,076,484	GBP	80,000	GSI	5/14/2025	—	(1,028)
JPY	13,700,151	NZD	161,000	BARC	5/14/2025	284	—
JPY	152,465,895	USD	1,049,166	BARC	5/13/2025	18,544	—
JPY	14,642,185	USD	98,705	BNP	5/13/2025	3,834	—
JPY	65,185,484	USD	443,740	BOA	5/13/2025	12,751	—
JPY	126,016,597	USD	859,662	GSI	5/13/2025	22,825	—
JPY	295,835,102	USD	2,049,407	JPM	5/13/2025	22,310	—
JPY	8,798,125	USD	57,989	BARC	5/14/2025	3,631	—
JPY	5,582,546,119	USD	36,724,940	BOA	5/14/2025	2,373,879	—
JPY	74,942,718	USD	510,000	GSI	5/14/2025	14,881	—
NOK	5,425,536	CAD	698,000	GSI	5/13/2025	14,913	—
NOK	6,497,000	SEK	6,003,878	GSI	5/13/2025	2,916	—
NOK	9,690,073	USD	907,000	BNP	5/14/2025	24,439	—
NOK	19,607,684	USD	1,743,257	GSI	5/14/2025	141,493	—
NZD	568,924	AUD	515,000	BOA	5/14/2025	8,138	—
NZD	384,000	CAD	318,265	BOA	5/14/2025	—	(2,828)
NZD	153,417	EUR	81,000	GSI	5/14/2025	—	(666)
NZD	194,000	JPY	16,402,352	BARC	5/14/2025	400	—
NZD	205,000	JPY	16,934,824	BOA	5/14/2025	3,207	—
NZD	916,000	NOK	5,652,348	GSI	5/14/2025	982	—
NZD	1,856,000	SEK	10,697,723	BOA	5/14/2025	—	(4,763)
NZD	111,000	SEK	627,181	GSI	5/14/2025	1,020	—
NZD	1,734,000	USD	988,821	BOA	5/14/2025	41,550	—
NZD	425,000	USD	246,480	GSI	5/14/2025	6,062	—
SEK	1,279,816	AUD	196,000	GSI	5/14/2025	6,947	—
SEK	9,007,179	GBP	703,000	GSI	5/14/2025	—	(4,331)
SEK	3,507,797	NOK	3,660,000	GSI	5/13/2025	11,360	—
SEK	27,991,405	USD	2,803,000	BARC	5/14/2025	95,196	—
SEK	29,749,685	USD	2,971,000	BNP	5/14/2025	109,246	—
SEK	4,581,261	USD	453,000	BOA	5/14/2025	21,338	—
8	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
SEK	55,733,551	USD	5,171,754	GSI	5/14/2025	$598,829	—
USD	1,019,653	AUD	1,645,044	BARC	5/14/2025	—	$(34,217)
USD	159,731	AUD	252,940	BNP	5/14/2025	—	(2,311)
USD	380,744	AUD	604,701	BOA	5/14/2025	—	(6,648)
USD	20,109,186	AUD	32,010,117	GSI	5/14/2025	—	(397,553)
USD	1,007,711	CAD	1,442,305	BARC	5/13/2025	—	(39,109)
USD	12,286	CAD	16,986	BNP	5/13/2025	—	(42)
USD	9,175,498	CAD	13,079,195	BOA	5/13/2025	—	(317,336)
USD	176,000	CAD	253,654	GSI	5/13/2025	—	(8,101)
USD	851,660	CAD	1,218,280	JPM	5/13/2025	—	(32,564)
USD	1,081,530	CAD	1,539,783	BOA	5/14/2025	—	(36,098)
USD	225,902	CHF	195,483	BARC	5/14/2025	—	(11,300)
USD	4,772,591	CHF	4,240,684	BOA	5/14/2025	—	(373,139)
USD	1,804,298	CHF	1,624,267	GSI	5/14/2025	—	(166,619)
USD	30,770	DKK	201,576	BARC	5/14/2025	152	—
USD	240,645	DKK	1,576,147	BNP	5/14/2025	1,238	—
USD	3,618,863	DKK	24,905,495	BOA	5/14/2025	—	(164,135)
USD	739,851	DKK	4,855,004	GSI	5/14/2025	2,404	—
USD	8,599,565	DKK	61,501,832	JPM	5/14/2025	—	(742,202)
USD	4,129,271	EUR	3,772,423	BARC	5/14/2025	—	(147,517)
USD	4,055,280	EUR	3,773,716	BNP	5/14/2025	—	(222,974)
USD	3,677,315	EUR	3,411,928	BOA	5/14/2025	—	(190,780)
USD	1,868,314	EUR	1,696,633	GSI	5/14/2025	—	(55,155)
USD	97,316,549	EUR	93,386,329	JPM	5/14/2025	—	(8,555,329)
USD	1,079,345	GBP	830,428	BARC	5/14/2025	—	(27,409)
USD	788,287	GBP	612,596	BNP	5/14/2025	—	(28,150)
USD	15,170,778	GBP	12,191,212	BOA	5/14/2025	—	(1,077,066)
USD	380,419	GBP	298,356	GSI	5/14/2025	—	(17,215)
USD	224,972	JPY	33,067,753	BARC	5/13/2025	—	(6,600)
USD	262,092	JPY	39,124,638	BNP	5/13/2025	—	(11,895)
USD	774,887	JPY	111,528,478	BOA	5/13/2025	—	(6,141)
USD	332,913	JPY	48,547,621	GSI	5/13/2025	—	(7,064)
USD	2,740,806	JPY	400,310,669	JPM	5/13/2025	—	(62,548)
USD	118,721	JPY	17,899,384	BARC	5/14/2025	—	(6,642)
USD	3,948,670	JPY	600,236,211	BOA	5/14/2025	—	(255,241)
USD	583,000	JPY	85,531,589	GSI	5/14/2025	—	(16,043)
USD	257,000	NOK	2,790,908	BOA	5/14/2025	—	(11,271)
USD	893,121	NOK	9,697,275	GSI	5/14/2025	—	(39,011)
USD	10,750,622	NZD	19,016,253	BARC	5/14/2025	—	(549,154)
USD	71,000	SEK	693,792	BNP	5/14/2025	—	(834)
USD	52,000	SEK	522,128	BOA	5/14/2025	—	(2,061)
USD	6,595,292	SEK	71,327,702	GSI	5/14/2025	—	(789,891)
						$7,368,122	$(14,606,438)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	9

USD	U.S. Dollar

Derivatives Abbreviations
BARC	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
10	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2025, by major security category or type:
	Total value at 4-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Brazil	$899,955	$899,955	—	—
Canada	392,330	392,330	—	—
China	4,771,696	1,339,485	$3,432,211	—
Denmark	6,310,389	—	6,310,389	—
France	6,375,481	—	6,375,481	—
Germany	2,487,646	—	2,487,646	—
Hong Kong	161,501	—	161,501	—
Hungary	96,870	—	96,870	—
India	165,433	—	165,433	—
Indonesia	343,199	—	343,199	—
Ireland	3,731,901	3,731,901	—	—
Japan	3,698,490	—	3,698,490	—
Mexico	1,116,152	1,116,152	—	—
Netherlands	1,747,652	—	1,747,652	—
Philippines	22,481	—	22,481	—
South Africa	577,016	—	577,016	—
South Korea	2,709,053	51,924	2,657,129	—
Spain	2,989,422	—	2,989,422	—
|	11

	Total value at 4-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Switzerland	$2,219,530	$690,025	$1,529,505	—
Taiwan	3,452,790	1,780,749	1,672,041	—
Thailand	381,825	—	381,825	—
United Kingdom	7,846,847	—	7,846,847	—
United States	164,064,828	164,064,828	—	—
Preferred securities	165,240	165,240	—	—
U.S. Government and Agency obligations	14,340,997	—	14,340,997	—
Total investments in securities	$231,068,724	$174,232,589	$56,836,135	—
Derivatives:
Assets
Futures	$2,280,246	$2,280,246	—	—
Forward foreign currency contracts	7,368,122	—	$7,368,122	—
Liabilities
Futures	(118,904)	(118,904)	—	—
Forward foreign currency contracts	(14,606,438)	—	(14,606,438)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
12	|